Income Taxes REIT Taxable Income (FY) (Details) - USD ($) $ in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Net income (loss) attributable to stockholders	$ (36,570)	$ 65,317	$ (13,228)	$ (11,351)	$ (1,600)	$ (30,072)	$ (8,232)	$ (1,193)	$ 1,106	$ (41,765)	$ (12,951)	$ 39,138	$ (38,391)	$ 8,932
Net (income) loss from TRS												(1,171)	4,248	0
Net income (loss) attributable to REIT operations												37,967	(34,143)	8,932
Book/tax differences												33,858	72,824	24,771
REIT taxable income subject to 90% dividend requirement												$ 71,825	$ 38,681	$ 33,703